NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization and Description of Business

Vitro Biopharma, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on March 31, 1986, under the name Imperial Management, Inc. On December 17, 1986, the Company merged with Labtek, Inc., a Colorado corporation, with the Company being the surviving entity and the name of the Company was changed to Labtek, Inc. The name was then changed to Vitro Diagnostics, Inc. on February 6, 1987. From November of 1990 through July 31, 2000, the Company was engaged in the development, manufacturing, and distribution of purified human antigens (“Diagnostics”) and related technologies. The Company also developed cell technology including immortalization of certain cells, which allowed entry into other markets besides Diagnostics. In August 2000, the Company sold the Diagnostics business, following which it focused on developing therapeutic products, its stem cell technology, patent portfolio and proprietary technology and cell lines for applications in autoimmune disorders and inflammatory disease processes and stem cell research. On February 3, 2021, the Company filed an amendment to the articles of incorporation with the Nevada Secretary of State, changing the name of the Company to Vitro BioPharma, Inc.

Summary of Significant Accounting Policies

Basis of Presentation

The interim consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures included herein are adequate to make the information presented not misleading. These interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended October 31, 2023, as filed with the SEC (“Form 10-K”). Unless otherwise noted in this Interim Report, there have been no material changes to the disclosures contained in the notes to the audited financial statements for the year ended October 31, 2023, contained in the Form 10-K.

The Consolidated Balance Sheet as of October 31, 2023, was derived from the audited financial statements included in the Form 10-K. In management’s opinion, the unaudited interim Consolidated Balance Sheet, Statements of Operations, Statements of Changes in Shareholders’ Equity, and Statements of Cash Flows, contained herein, reflect all adjustments, consisting solely of normal recurring items, which are necessary for the fair presentation of the Company’s financial position, results of operations and cash flows on a basis consistent with that of the Company’s prior audited consolidated financial statements. The results of operations for the interim periods may not be indicative of results to be expected for the full fiscal year. Certain prior period amounts were reclassified to conform to the current presentation on the Consolidated Financial Statements.

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Basis of Consolidation

The consolidated financial statements include the operations of the Company and its wholly owned subsidiaries, Fitore, Inc. (“Fitore”) and InfiniVive MD, LLC (“InfiniVive”).

Cash Equivalents

For the purposes of the Statements of Cash Flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentrations

During the six months ended April 30, 2024 and 2023, 2% and 3% respectively, of the Company’s total revenues were derived from sales to an entity controlled by the Company’s former Chief Executive Officer and President, Dr. Jack Zamora (“Dr. Zamora”) (Note 10). Dr. Zamora is also a 30% stockholder. During the six months ended April 30, 2024, 38%, 25% and 11% of the Company’s total revenue was attributable to product sales to three customers. Also, during the six months ended April 30, 2023, one customer accounted for 45% of the Company’s revenues. Other than the revenues derived through sales the customers referenced herein, no customer accounted for greater than 10% of the Company’s gross sales for the six months ended April 30, 2024 or 2023. In addition to the product revenue concentrations noted above, the Company recognized $25,000 in consulting revenue from a single client during the three months ended April 30, 2023. This amount was 4% of the total revenue recognized for the period.

Deferred Offering Costs

The Company defers, as Current Assets, the direct incremental costs of raising capital through equity offerings, until such time as the offering is completed or abandoned. At the time of the offering completion, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated. During the six months ended April 30, 2024 and 2023 the Company recorded as expense $2,656,962 and $0 of costs that had previously been recorded as Deferred Offering Costs, respectively.

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

As of January 1, 2018, the Company adopted Revenue from Contracts with Customers (Topic 606) (“ASC 606”). The new guidance sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects to receive in exchange for the goods or services. To determine the appropriate amount of revenue to be recognized for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) each performance obligation is satisfied. The Company adopted the standard using the modified retrospective method and the adoption did not have a material impact on the Company’s consolidated financial statements.

For each performance obligation identified in accordance with ASC 606, the Company determines at contract inception whether it satisfies the performance obligation over time (in accordance with paragraphs 606-10-25-27 through 25-29) or satisfies the performance obligation at a point in time (in accordance with paragraph 606-10-25-30). If an entity does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

Control is considered transferred over time if any one of the following criteria is met:

●	The customer simultaneously receives and consumes the benefits of the asset or service which the entity performs;

●	The entity’s performance creates or enhances an asset; or

●	The entity’s performance creates or enhances an asset that has no alternative use to the entity and the entity has the right to payment for work completed to date.

For certain contracts to which the Company is party, it uses the recognition over time method to recognize revenue.

The Company recognizes revenue when performance obligations with the customer are satisfied. Product sales occur once control is transferred upon shipment to the customer at the time of the sale. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods and services. The Company’s revenue is primarily derived from the sources listed below:

Sale of research and development product: Sales of research and development product include the sale of stem cell medium.

Sale of therapeutic product: Includes cell culture media to be used in therapeutic treatment.

Shipping: Includes amounts charged to customers for shipping products.

Consulting Revenue: The Company has agreed to assist another party to develop an FDA-approved biological product. Revenues are recognized when certain contractual milestones are achieved.

Fitore product sales online: Includes internet sales, via the Fitore Nutrition website, of dietary supplements called Stemulife, Spectrum+, Easy Sleep and Thought Calmer.

InfiniVive product sales: InfiniVive, via call-in orders, sells exosomes and daily cosmetic serum.

Disaggregation of revenue

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Three Months Ended April 30, 2024	Three Months Ended April 30, 2023
Revenues:
Research and development products	$156,612	$80,128
AlloRx Stem Cells to Foreign Third-Party Clinics	378,382	164,830
InfiniVive products	34,892	45,850
Fitore products	3,051	17,035

Total	$572,937	$307,843

	Six Months Ended April 30, 2024	Six Months Ended April 30, 2023
Revenues:
Research and development products	$271,166	$155,211
AlloRx Stem Cells to Foreign Third-Party Clinics	655,423	313,113
Consulting revenue	-	25,000
InfiniVive products	60,822	120,900
Fitore products	9,736	37,650

Total	$997,147	$651,874

Deferred Revenue

The Company has recorded deferred revenue in connection with a Joint Operating Agreement (as subsequently amended, the “JOA”) between the Company and European Wellness/BIO PEP USA (“BIO PEP”). Pursuant to this JOA, which expired in accordance with its terms on July 31, 2023 and has not been renewed, the Company was obligated to use its best efforts to identify, develop and deliver various potential active pharmaceutical ingredients and to oversee the development of a recombinant cell line by a third-party service provider. The Company was also engaged to establish a Quality Management System to be utilized by BIO PEP in their pursuit of FDA authorizations. Prior to its expiration, our work under the JOA had been suspended since April 2023 pending discussions regarding amounts believed to be owed to us under that agreement for work already completed. If those discussions are unsuccessful, we may not be able to collect all of the amounts believed to be owed to us or the other amounts originally expected to be received by us under the agreement.

The Company records as deferred revenue amounts for which the Company has been paid but for which it has not yet achieved and delivered related milestones or when the level of effort required to complete performance obligations under an arrangement cannot be reasonably estimated under the terms of the related agreement. Deferred revenue is classified as current or long-term based on when management estimates the revenue will be recognized. As of April 30, 2024, the Company has net deferred $525,387 in revenue, which is composed of $685,005 of deferred revenue, less $159,618 of prepaid project costs. The amount recorded as net deferred revenue will be recognized if and when the Company achieves and delivers the milestones under the terms of the agreement.

The table below summarizes Deferred Revenues as of April 30, 2024:

	October 31, 2023	Other Project Income Recognized	Net Revenue Deferred	April 30, 2024
Deferred Revenue	$525,387	$-	$-	$525,387
Total	$525,387	$-	$-	$525,387

The table below summarizes Deferred Revenues as of April 30, 2023:

	October 31, 2022	Revenue Recognized	Revenue Deferred	April 30, 2023
Deferred Revenue	$650,000	$-	$189,970	$839,970
Total	$650,000	$-	$189,970	$839,970

During the three months ended April 30, 2024 and 2023, the Company recognized as revenue $0 and $0 in previously deferred revenue, respectively and $0 and $50,147 in expenses related to the JOA, respectively. The expenses are included in the Selling, general and administrative line on the accompanying consolidated statements of operations.

As of July 31, 2023, upon the expiration of the European Wellness Agreement, the Company recognized $250,000 as other project income that was deemed as non-refundable by the amendment and offset by $58,254 in project related expenses. In accordance with ASC 606, the Company determined that it did not satisfy the performance obligations at a point in time (ASC paragraph 606-10-25-30) and did not recognize the aforementioned amount as revenue.

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Company considers accounts more than 30 days old to be past due. The Company uses the allowance method for recognizing bad debts. When an account is deemed uncollectible, it is written off against the allowance. The Company generally does not require collateral for its accounts receivable. As of April 30, 2024 and October 31, 2023, total accounts receivable amounted to $157,105 and $119,671, respectively, net of allowances. The Company monitors accounts receivable for collectability and when doubt as to the realization of amounts recorded arises, an allowance is recorded and/or accounts deemed to be uncollectible will be written off. As of April 30, 2024 and October 31, 2023, the allowance for doubtful accounts was $975 and $975, respectively.

As of April 30, 2024, two customers accounted for 50% and 26% of accounts receivable. As of October 31, 2023, 39% and 35%, of the Company’s accounts receivable were attributable to sales to two customers. No other customer comprised more than 10% of the accounts receivable balance as of October 31, 2023 or 2022.

Basic Loss Per Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic income or loss per share) and potentially dilutive shares of common stock that are not anti-dilutive. For the six months ended April 30, 2024 and 2023, the following number of potentially dilutive shares have been excluded from diluted net loss since such inclusion would be anti-dilutive:

	April 30, 2024	April 30, 2023

Stock options outstanding	1,112,923	1,124,077
Shares to be issued in connection with exercise of warrants	411,377	477,533
2021 Series Convertible Notes Payable - Related Party – common shares	18,462	18,462
2022 Series Convertible Notes Payable - common shares	7,692	7,692
2023 Series Convertible Notes Payable – Stock Settlement	29,826	12,606
2023 Series Convertible Notes Payable – Stock Settled – warrants issuable	3,076	3,076
2023 Series B Convertible Notes Payable – Stock Settled	94,522	24,098
2023 Series B Convertible Notes Payable - Stock Settled - warrants issuable	39,881	23,930
2024 Series Senior Secured convertible notes payable – stock settled	264,583	-
2024 Series Senior Secured convertible notes payable – stock settled – warrants issuable	264,583	-
Total	2,246,925	1,691,474

Inventory

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	April 30, 2024	October 31, 2023

Raw materials	$11,736	$18,856
Finished goods	169,958	151,896
Total inventory	$181,694	$170,752

The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. During the six months ended April 30, 2024 and 2023, the Company did not record any impairment expense.

Patents

Costs related to filing and pursuing patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) are capitalized as incurred and will not be amortized until a patent is granted at which time they will be amortized. Capitalized patent costs recorded as of April 30, 2024 and October 31, 2023 were $82,811 and $82,325 respectively.

Recent Accounting Standards

On August 5, 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, “Debt – Debt With Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40),” which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in GAAP. This ASU is effective for fiscal years beginning after December 31, 2023. The Company is evaluating the impact the adoption will have on the financial statements.

NOTE 1 – NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization and Description of Business

Vitro Biopharma, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on March 31, 1986, under the name Imperial Management, Inc. On December 17, 1986, the Company merged with Labtek, Inc., a Colorado corporation, with the Company being the surviving entity and the name of the Company was changed to Labtek, Inc. The name was then changed to Vitro Diagnostics, Inc. on February 6, 1987. From November of 1990 through July 31, 2000, the Company was engaged in the development, manufacturing, and distribution of purified human antigens (“Diagnostics”) and related technologies. The Company also developed cell technology including immortalization of certain cells, which allowed entry into other markets besides Diagnostics. In August 2000, the Company sold the Diagnostics business, following which it focused on developing therapeutic products, its stem cell technology, patent portfolio and proprietary technology and cell lines for applications in autoimmune disorders and inflammatory disease processes and stem cell research. On February 3, 2021, the Company filed an amendment to the articles of incorporation with the Nevada Secretary of State, changing the name of the Company to Vitro BioPharma, Inc.

Summary of Significant Accounting Policies

Basis of Presentation

On June 23, 2023, the Board of Directors of the Company approved a 1-for-26 reverse stock split (the “Reverse Stock Split”) of the Company’s (a) authorized shares of common stock, par value $0.001 (the “Common Stock”); and (b) issued and outstanding shares of Common Stock. All share and per share information included in these financial statements and notes thereto have been retroactively adjusted to give effect to the Reverse Stock Split, which became effective on July 6, 2023.

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Basis of Consolidation

The consolidated financial statements include the operations of the Company and its wholly owned subsidiaries, Fitore, Inc. (“Fitore”) and InfiniVive MD, LLC (“InfiniVive”).

Cash Equivalents

For the purposes of the Statements of Cash Flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentrations

During the years ended October 31, 2023 and 2022, 2% and 1% respectively, of the Company’s total revenues were derived from sales to an entity controlled by the Company’s former Chief Executive Officer and President, Dr. Jack Zamora (“Dr. Zamora”) (Note 10). Dr. Zamora is also a 30% stockholder. During the year ended October 31, 2023, 43% and 15% of the Company’s total revenue was attributable to product sales to two customers. Also, during the year ended October 31, 2022, three customers accounted for 17%, 15% and 14% of the Company’s revenues. Other than the revenues derived through sales the customers referenced herein, no customer accounted for greater than 10% of the Company’s gross sales for the years ended October 31, 2023 or 2022. In addition to the product revenue concentrations noted above, the Company recognized $25,000 in consulting revenue from a single client during the year ended October 31, 2023. This amount was 1% of the total revenue recognized for the period. The Company also recognized $600,000 in consulting revenue from a single client during the year ended October 31, 2022. This amount was 18% of the total revenue recognized for the period.

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

As of January 1, 2018, the Company adopted Revenue from Contracts with Customers (Topic 606) (“ASC 606”). The new guidance sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects to receive in exchange for the goods or services. To determine the appropriate amount of revenue to be recognized for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) each performance obligation is satisfied. The Company adopted the standard using the modified retrospective method and the adoption did not have a material impact on the Company’s consolidated financial statements.

For each performance obligation identified in accordance with ASC 606, the Company determines at contract inception whether it satisfies the performance obligation over time (in accordance with paragraphs 606-10-25-27 through 25-29) or satisfies the performance obligation at a point in time (in accordance with paragraph 606-10-25-30). If an entity does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

Control is considered transferred over time if any one of the following criteria is met:

●	The customer simultaneously receives and consumes the benefits of the asset or service which the entity performs;

●	The entity’s performance creates or enhances an asset; or

●	The entity’s performance creates or enhances an asset that has no alternative use to the entity and the entity has the right to payment for work completed to date.

For certain contracts to which the Company is party, it uses the recognition over time method to recognize revenue.

The Company recognizes revenue when performance obligations with the customer are satisfied. Product sales occur once control is transferred upon shipment to the customer at the time of the sale. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods and services. The Company’s revenue is primarily derived from the sources listed below:

Sale of research and development product: Sales of research and development product include the sale of stem cell medium.

Sale of therapeutic product: Includes cell culture media to be used in therapeutic treatment.

Shipping: Includes amounts charged to customers for shipping products.

Consulting Revenue: The Company has agreed to assist another party to develop an FDA-approved biological product. Revenues are recognized when certain contractual milestones are achieved.

Fitore product sales online: Includes internet sales, via the Fitore Nutrition website, of dietary supplements called Stemulife, Spectrum+, Easy Sleep and Thought Calmer.

InfiniVive product sales: InfiniVive, via call-in orders, sells exosomes and daily cosmetic serum.

Disaggregation of revenue

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Year Ended October 31, 2023	Year Ended October 31, 2022
Revenues:
Research and development products	$574,293	$1,072,312
AlloRx Stem Cells to Foreign Third-Party Clinics	893,474	1,174,456
Consulting revenue	25,000	600,000
InfiniVive products	204,414	236,788
Fitore products	66,270	209,737

Total	$1,763,451	$3,293,293

Deferred Revenue

The Company has recorded deferred revenue in connection with a Joint Operating Agreement (as subsequently amended, the “JOA”) executed between the Company and European Wellness/BIO PEP USA (“BIO PEP”). Pursuant to this JOA, which expired in accordance with its terms on July 31, 2023 and has not been to be renewed, the Company was obligated to use its best efforts to identify, develop and deliver various potential active pharmaceutical ingredients and to oversee the development of a recombinant cell line by a third-party service provider. The Company was also engaged to establish a Quality Management System to be utilized by BIO PEP in their pursuit of FDA authorizations. Prior to its expiration, our work under the JOA had been suspended since April 2023 pending discussions regarding amounts believed to be owed to us under that agreement for work already completed. If those discussions are unsuccessful, we may not be able to collect all of the amounts believed to be owed to us or the other amounts originally expected to be received by us under the agreement.

The Company records as deferred revenue amounts for which the Company has been paid but for which it has not yet achieved and delivered related milestones or when the level of effort required to complete performance obligations under an arrangement cannot be reasonably estimated under the terms of the related agreement. Deferred revenue is classified as current or long-term based on when management estimates the revenue will be recognized. As of October 31, 2023, the Company has net deferred $525,387 in revenue, which is composed of $685,005 of deferred revenue, less $159,618 of prepaid project costs. The amount recorded as net deferred revenue will be recognized if and when the Company achieves and delivers the milestones under the terms of the agreement.

The table below summarizes Deferred Revenues as of October 31, 2023:

	October 31, 2022	Other Project Income Recognized	Net Revenue Deferred	October 31, 2023
Deferred Revenue	$650,000	$(191,746)	$67,133	$525,387
Total	$650,000	$(191,746)	$67,133	$525,387

The table below summarizes Deferred Revenues as of October 31, 2022:

	October 31, 2021	Revenue Recognized	Revenue Deferred	October 31, 2022
Deferred Revenue	$500,000	$(500,000)	$650,000	$650,000
Total	$500,000	$(500,000)	$650,000	$650,000

During the years ended October 31, 2023 and 2022, the Company recognized as revenue $0 and $500,000 in previously deferred revenue, respectively and $0 and $78,257 in expenses related to the JOA, respectively. The expenses are included in the Selling, general and administrative line on the accompanying consolidated statements of operations.

As of October 31, 2023, upon the expiration of the European Wellness Agreement, the Company recognized $250,000 as other project income that was deemed as non-refundable by the amendment and offset by $58,254 in project related expenses. In accordance with ASC 606, the Company determined that it did not satisfy the performance obligations at a point in time (ASC paragraph 606-10-25-30) and did not recognize the aforementioned amount as revenue.

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Company considers accounts more than 30 days old to be past due. The Company uses the allowance method for recognizing bad debts. When an account is deemed uncollectible, it is written off against the allowance. The Company generally does not require collateral for its accounts receivable. As of October 31, 2023 and 2022, total accounts receivable amounted to $119,671 and $73,537, respectively, net of allowances. The Company monitors accounts receivable for collectability and when doubt as to the realization of amounts recorded arises, an allowance is recorded and/or accounts deemed to be uncollectible will be written off. As of October 31, 2023 and 2022, the allowance for doubtful accounts was $975 and $2,500, respectively.

As of October 31, 2023, two customers accounted for 39% and 35% of accounts receivable. As of October 31, 2022, 28% and 10%, of the Company’s accounts receivable were attributable to sales to two customers. No other customer comprised more than 10% of the accounts receivable balance as of October 31, 2023 or 2022.

Basic Loss Per Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic income or loss per share) and potentially dilutive shares of common stock that are not anti-dilutive. For the years ended October 31, 2023 and 2022, the following number of potentially dilutive shares have been excluded from diluted net loss since such inclusion would be anti-dilutive:

	October 31, 2023	October 31, 2022

Stock options outstanding	1,112,923	1,124,076
Shares to be issued in connection with exercise of warrants	444,454	523,302
2021 Series Convertible Notes Payable - Related Party – common shares	18,462	18,462
2022 Series Convertible Notes Payable - common shares	7,692	7,692
2023 Series Convertible Notes Payable – Stock Settlement	13,102	-
2023 Series Convertible Notes Payable – Stock Settled - warrants issuable	3,076	-
2023 Series B Convertible Notes Payable - Stock Settled	41,487	-
2023 Series B Convertible Notes Payable - Stock Settled - warrants issuable	39,881	-
Total	1,681,077	1,673,532

Inventory

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	October 31, 2023	October 31, 2022

Raw materials	$18,856	$112,023
Finished goods	151,896	168,115
Total inventory	$170,752	$280,138

The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. During the years ended October 31, 2023 and 2022, the Company did not record any impairment expense.

Patents

Costs related to filing and pursuing patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) are capitalized as incurred and will not be amortized until a patent is granted at which time they will be amortized. Capitalized patent costs recorded as of October 31, 2023 and 2022 were $82,325 and $8,390 respectively.

Leases

In May 2023, the Company executed a new office lease for its executive offices, with the lease starting July 1, 2023. The Company recognized an initial operating lease right-of-use asset of $271,396 and an operating lease liability of $271,396. Due to the simplistic nature of the Company’s leases, no retained earnings adjustments were required. The Company recognized right-of-use asset amortization for this lease and other office leases in the amount of $72,536 and $55,616 for the years ended October 31, 2023 and 2022, respectively.

Deferred Offering Costs

The Company defers, as other current assets, the direct incremental costs of raising capital through equity offerings, until such time as the offering is completed or abandoned. At the time of the offering completion, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Property and Equipment

Property, equipment, and leasehold improvements are recorded at historical cost. The cost of property and equipment is depreciated over the estimated useful lives, when placed in service (ranging from 3 -5 years), of the related assets utilizing the straight-line method of depreciation. The cost of leasehold improvements is depreciated (amortized) over the lesser of the length of the related leases or the estimated useful lives of the assets. Ordinary repairs and maintenance are expensed when incurred and major repairs are capitalized and expensed if they benefit future periods.

Intangible Assets and Impairment

Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. Assets not subject to amortization are tested for impairment at least annually.

The Company periodically reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less that the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value.

Goodwill

Goodwill is the excess of acquisition cost over the fair value of the net assets of acquired businesses. The Company does not amortize goodwill but assesses goodwill for impairment at least annually or when there has been a material change in circumstances, using the market approach.

Stock Based Compensation

The Company accounts for expenses associated with shares issued for services using the fair value method following the guidance outlined in Section 718-10 of the FASB ASC for disclosure about stock-based compensation. This section requires a public entity to measure the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant date fair value of the award (with limited exceptions). That cost is recognized over the period during which the service is provided. No compensation cost is recognized for equity instruments for which service is not provided or rendered.

Recent Accounting Standards

On August 5, 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, “Debt – Debt With Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40),” which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in GAAP. This ASU is effective for fiscal years beginning after December 31, 2023. The Company is evaluating the impact the adoption will have on the financial statements.